SIGNIFICANT ACOUNTING POLICIES - Individual or consolidated financial statements in accordance with IFRS and before eliminations for consolidation purposes (Details) - PEN (S/) S/ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Significant Accounting Policies [Line Items]
Assets	S/ 187,876,691	S/ 177,263,201	S/ 170,472,000
Liabilities	161,130,381	152,997,125	148,219,000
Equity	26,746,310	24,266,076	22,253,703	S/ 20,116,511
Net income (loss)	S/ 4,352,331	S/ 4,071,305	S/ 4,181,648
Credicorp Capital Holding Per S.A. and Subsidiaries [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Percentage of interest (direct and indirect)	100.00%	100.00%
Assets	S/ 3,400,683	S/ 2,037,411
Liabilities	2,692,520	1,761,112
Equity	708,163	276,299
Net income (loss)	S/ 22,964	S/ 19,945
Credicorp Capital Chile [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Percentage of interest (direct and indirect)	100.00%	100.00%
Assets	S/ 228,421	S/ 339,220
Liabilities	114,913	141,943
Equity	113,508	197,277
Net income (loss)	S/ 24,452	S/ 42,684
Credicorp Capital Colombia [Member]
Disclosure Of Significant Accounting Policies [Line Items]
Percentage of interest (direct and indirect)	100.00%	100.00%
Assets	S/ 1,161,991	S/ 933,822
Liabilities	1,017,072	762,192
Equity	144,919	171,630
Net income (loss)	S/ (5,222)	S/ (36,663)